BASIC AND DILUTED NET LOSS PER SHARE - Narrative (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Options and Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of shares excluded from calculation of diluted net loss per share (in shares)	74,775,324	63,281,734